Other accounts payable (Details) - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Current
Mining royalties, interests and penalties 2006-Sept. 2011 (a)	[1]	$ 97,263	$ 36,113
Other		3,991	4,069
Total current		33,689	39,261
Non-current
Mining royalties, interests and penalties 2009-Sept. 2011 (b)	[2]	215,070	33,424
Total other accounts payable		$ 316,324	$ 73,606

[1]	As of December 31, 2018, represents the current portion of the monthly payments of the new installment programs approved by SUNAT which the Company will start paying in second-quarter 2019, related to disputed mining royalties for the period January 2009 through September 2011 of US$23.8 million and interest, deferral interest and penalties of US$41.4 million. The current amount also includes the remaining monthly payments of the installment program approved by SUNAT related to disputed mining royalties for the years 2006 to 2008 of US$13.2 million and interest and penalties of US$18.9 million (see Note 13(d)).
[2]	As of December 31, 2018, represents the non-current portion of the monthly payments of the new installment programs related to disputed mining royalties for the period January 2009 through September 2011 of US$85.5 million and interest and penalties of US$129.6 million (see Note 13(d)).